Reconciliation of Operating expenses and Total Debt - Summary of Reconciliation of Operating Expenses (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [abstract]
Production and manufacturing expenses	$ 4,909	$ 5,549	$ 5,593	$ 10,459	$ 11,403
Selling, distribution and administrative expenses	3,077	2,840	3,094	5,917	6,069
Research and development	278	185	263	464	475
Operating expenses	$ 8,265	$ 8,575	$ 8,950	$ 16,840	$ 17,947